Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	bf32_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock U.S. Total Bond Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares U.S. Aggregate Bond Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.

BlackRock U.S. Total Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf32_SupplementTextBlock

BLACKROCK FUNDS III

BlackRock U.S. Total Bond Index Fund

(the “Fund”)

Supplement dated May 4, 2017

to the Fund’s Summary Prospectuses, Prospectuses

and Statement of Additional Information (“SAI”), each dated April 28, 2017

This Supplement was previously filed on April 5, 2017.

Effective June 19, 2017, the Fund will change its name to iShares U.S. Aggregate Bond Index Fund. Accordingly, effective June 19, 2017, references to the Fund’s name in the Fund’s Summary Prospectuses, Prospectuses and SAI are changed to reflect the new Fund name.